Net revenues (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Revenue from sale of goods	€ 10,946	€ 25,442	€ 30,389	€ 48,686
Revenue from rendering of services	567	989	1,467	1,924
Revenue from contracts with customers	104	174	210	347
Revenue arising from exchanges of goods or services	11,617	26,605	32,066	50,957
Interest income on loans and advances to customers	39	50	79	102
Finance income on net investment in finance lease	51	86	129	163
Revenue	€ 11,707	€ 26,741	€ 32,274	€ 51,222